Intangible Assets and Deferred Costs	3 Months Ended
Mar. 31, 2012
Intangible Assets and Deferred Costs [Abstract]
INTANGIBLE ASSETS AND DEFERRED COSTS

NOTE 8: — INTANGIBLE ASSETS AND DEFERRED COSTS

a.	Composition:

	March 31, 2012	December 31, 2011
Cost:
Product and distribution rights	$73,438	$73,479
Deferred charges in respect of loans and bonds from institutional investors	194	194
Other deferred costs	1,541	1,541

	75,173	75,214

Accumulated amortization and impairment charges:
Product and distribution rights	55,168	54,353
Deferred charges in respect of loans and bonds from institutional investors	179	177
Other deferred costs	1,518	1,512

	56,865	56,042

Amortized cost	$18,308	$19,172

b.	Amortization expenses related to product and distribution rights were $867 and $894 for the three months ended March 31, 2012 and 2011, respectively.

c.	As of March 31, 2012, the estimated amortization expense of product and distribution rights for March 31, 2013 to 2017 is as follows: 2013 - $3,444; 2014 - $3,357; 2015 - $3,105; 2016 - $2,970; 2017 - $2,963.

d.	The weighted-average amortization period for product rights is approximately 6 years.